Employee Benefits Plan - Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	$ 20	$ (67)
Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	1	12
Material defined benefit plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	357	946
Due to demographic assumption changes	(77)	(64)
Due to experience	21	30
Return on plan assets greater than discount rate	(439)	(938)
Change in irrecoverable surplus other than interest	120	86
Total recognized in other comprehensive (income) loss before taxation	(18)	60
Balance of actuarial losses (gains) at January 1	1,163	1,189
Net actuarial (gains) losses recognized in the year	(138)	(26)
Balance of actuarial losses (gains) at December 31	1,025	1,163
Balance of asset ceiling at January 1	278	184
Interest cost on irrecoverable surplus	8	8
Effects of the asset ceiling in the year	120	86
Balance of asset ceiling at December 31	406	278
Total accumulated comprehensive loss (income) at December 31	1,431	1,441
Material defined benefit plans [Member] | Funded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	333	934
Due to demographic assumption changes	(74)	(58)
Due to experience	29	46
Return on plan assets greater than discount rate	(439)	(938)
Change in irrecoverable surplus other than interest	120	86
Total recognized in other comprehensive (income) loss before taxation	(31)	70
Balance of actuarial losses (gains) at January 1	1,178	1,194
Net actuarial (gains) losses recognized in the year	(151)	(16)
Balance of actuarial losses (gains) at December 31	1,027	1,178
Balance of asset ceiling at January 1	278	184
Interest cost on irrecoverable surplus	8	8
Effects of the asset ceiling in the year	120	86
Balance of asset ceiling at December 31	406	278
Total accumulated comprehensive loss (income) at December 31	1,433	1,456
Material defined benefit plans [Member] | Unfunded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	16	10
Due to demographic assumption changes	(2)	(4)
Due to experience	(1)
Total recognized in other comprehensive (income) loss before taxation	13	6
Balance of actuarial losses (gains) at January 1	66	60
Net actuarial (gains) losses recognized in the year	13	6
Balance of actuarial losses (gains) at December 31	79	66
Total accumulated comprehensive loss (income) at December 31	79	66
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	8	2
Due to demographic assumption changes	(1)	(2)
Due to experience	(7)	(16)
Total recognized in other comprehensive (income) loss before taxation		(16)
Balance of actuarial losses (gains) at January 1	(81)	(65)
Net actuarial (gains) losses recognized in the year		(16)
Balance of actuarial losses (gains) at December 31	(81)	(81)
Total accumulated comprehensive loss (income) at December 31	$ (81)	$ (81)